CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS

PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 33-31755 AND 811-5880

REGISTRANT:   The Guardian Separate Account D

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-4 filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-4 has been filed electronically.

Signatures

The Guardian Separate Account D and The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on its behalf in the City of New York, State of New York, on May 2, 2008.

The Guardian Separate Account D, Registrant

The Guardian Insurance & Annuity Company, Inc., Depositor

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President and Counsel